Schedule of Assets (Schedule of Assets (Held at End of Year II)) (Details) - EPB 005 [Member]	Dec. 31, 2024 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	$ 546,520,034
Common Stock	39,798,740
Common Trust Fund	20,985,706
Participant Loans	10,958,327
Assets Held	$ 618,262,807